Commitment and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitment and Contingencies
Commitment and Contingencies

Note 11 – Commitment and Contingencies

Constantino Zanfardino, Derivatively on Behalf of Nominal Defendant Zerify, Inc., formerly known as Strikeforce Technologies, Inc. v. Mark L. Kay, Ramarao Pemmaraju and George Waller, Defendants, and Zerify, Inc. formerly known as Strikeforce Technologies, Inc., Nominal Defendant (U.S. District Court, District of New Jersey, Civil Action No. 2:22-cv-07258-MCA-AME)

On December 13, 2022, a claimed stockholder, Constantino Zanfardino (“Plaintiff”), filed a stockholder derivative Complaint against the Company’s directors, Mark L. Kay, Ramarao Pemmaraju and George Waller (collectively, “Defendants”). Plaintiff asserts claims against each of the Defendants for breach of fiduciary duty, waste of corporate assets and unjust enrichment resulting from Defendants’ alleged wrongdoing in their management of the Company. Through the litigation, Plaintiff seeks judgment against each of the Defendants in favor of the Company. On March 3, 2023, the Defendants’ filed a Memorandum of Law in Support of their Motion to Dismiss Plaintiff’s Complaint.  On March 10, 2023, the Defendants served a motion to dismiss the complaint upon the Plaintiff.  The Plaintiff’s opposition to the Defendants’ motion to dismiss is due on May 9, 2023.   Defendants are vigorously defending this litigation. At this time, it is not possible to estimate the ultimate outcome of this litigation.

Onstream Media Corporation

The Company is currently engaged in several patent litigations brought by Onstream Media Corporation in the United States District Court, District of Wyoming. The parties are currently in negotiations to resolve all of the pending cases.

The cases and their filing dates follow:

Case	Date Filed
Onstream Media Corporation v. Zerify Inc. Case No. 22-cv-00191 (DWY)	September 9, 2022
Onstream Media Corporation v. Zerify Inc. Case No. 22-cv-00192 (DWY)	September 9, 2022
Onstream Media Corporation v. Zerify Inc. Case No. 22-cv-00193 (DWY)	September 9, 2022
Onstream Media Corporation v. Zerify Inc. Case No. 22-cv-00194 (DWY)	September 9, 2022
Onstream Media Corporation v. Zerify Inc. Case No. 22-cv-00195 (DWY)	September 9, 2022
Onstream Media Corporation v. Zerify Inc. Case No. 22-cv-00196 (DWY)	September 9, 2022
Onstream Media Corporation v. Zerify Inc. Case No. 22-cv-00197 (DWY)	September 9, 2022

Subsequent to March 31, 2023, with respect to the Onstream Media Corporation v. Zerify, Inc. litigation specified immediately above, effective as of April 26, 2023, the parties entered into a Patent License Agreement and the Court dismissed all cases pertaining to the Onstream Media Corporation v. Zerify litigation.

Note 14 – Commitment and Contingencies

Constantino Zanfardino, Derivatively on Behalf of Nominal Defendant Zerify, Inc., formerly known as Strikeforce Technologies, Inc. v. Mark L. Kay, Ramarao Pemmaraju and George Waller, Defendants, and Zerify, Inc. formerly known as Strikeforce Technologies, Inc., Nominal Defendant (U.S. District Court, District of New Jersey, Civil Action No. 2:22-cv-07258-MCA-AME)

On December 13, 2022, a claimed stockholder, Constantino Zanfardino (“Plaintiff”), filed a stockholder derivative Complaint against our directors, Mark L. Kay, Ramarao Pemmaraju and George Waller (collectively, “Defendants”). Plaintiff asserts claims against each of the Defendants for breach of fiduciary duty, waste of corporate assets and unjust enrichment resulting from Defendants’ alleged wrongdoing in their management of us. Through the litigation, Plaintiff seeks judgment against each of the Defendants in favor of the Company. On March 3, 2023, the Defendants’ filed a Memorandum of Law in Support of their Motion to Dismiss Plaintiff’s Complaint.  On March 10, 2023, the Defendants served a motion to dismiss the complaint upon the Plaintiff.  The Plaintiff’s opposition to the Defendants’ motion to dismiss is due on May 9, 2023.   Defendants are vigorously defending this litigation. At this time, it is not possible to estimate the ultimate outcome of this litigation.

Onstream Media Corporation

We are currently engaged in several patent litigations brought by Onstream Media Corporation in the United States District Court, District of Wyoming. The parties are currently in negotiations to resolve all of the pending cases.

The cases and their filing dates follow:

Case	Date Filed
Onstream Media Corporation v. Zerify Inc. Case No. 22-cv-00191 (DWY)	September 9, 2022
Onstream Media Corporation v. Zerify Inc. Case No. 22-cv-00192 (DWY)	September 9, 2022
Onstream Media Corporation v. Zerify Inc. Case No. 22-cv-00193 (DWY)	September 9, 2022
Onstream Media Corporation v. Zerify Inc. Case No. 22-cv-00194 (DWY)	September 9, 2022
Onstream Media Corporation v. Zerify Inc. Case No. 22-cv-00195 (DWY)	September 9, 2022
Onstream Media Corporation v. Zerify Inc. Case No. 22-cv-00196 (DWY)	September 9, 2022
Onstream Media Corporation v. Zerify Inc. Case No. 22-cv-00197 (DWY)	September 9, 2022